Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Total equity	Share capital	Share premium	Capital reserve	Legal reserve	Retained earnings reserve	Stock redemption reserve	Retained earnings	Other comprehensive income	Non-controlling interests
Equity at beginning of the period at Dec. 31, 2018	R$ 120,570	R$ 118,043	R$ 30,098	R$ 0	R$ 3,931	R$ 6,020	R$ 26,859	R$ 48,520	R$ 0	R$ 2,615	R$ 2,527
Capital increase – Stock redemption reserve	0	0	43,500	0	0	0	0	(43,500)	0	0	0
Net profit for the year	56,569	56,534	0	0	0	0	0	0	56,534	0	35
Spin-off of the subsidiaries of Sensedia S.A. and CI&T IOT	(7,541)	(4,979)	(4,630)	0	213	0	(567)	0	0	5	(2,562)
Additional dividends of previous year	(26,567)	(26,567)	0	0	0	0	(26,567)	0	0	0	0
Share-based compensation	3,170	3,170	0	0	3,170	0	0	0	0	0	0
Share-based plan cancellation	(29,206)	(29,206)	0	0	(3,202)	0	(26,004)	0	0	0	0
Tax effect on the compensation of the share-based plan	6,244	6,244	0	0	0	0	6,244	0	0	0	0
Transfer of stock redemption reserve	0	0	0	0	0	0	5,020	(5,020)	0	0	0
Other comprehensive income for the year	1,180	1,180	0	0	0	0	0	0	0	1,180	0
Shareholders' contribution and distributions to shareholders
Constitution of retained earnings reserve	0	0	0	0	0	0	38,994	0	(38,994)	0	0
Legal reserve	0	0	0	0	0	2,826	0	0	(2,826)	0	0
Dividends	(14,714)	(14,714)	0	0	0	0	0	0	(14,714)	0	0
Equity at end of the period at Dec. 31, 2019	109,705	109,705	68,968	0	4,112	8,846	23,979	0	0	3,800	0
Net profit for the year	127,654	127,654	0	0	0	0	0	0	127,654	0	0
Additional dividends of previous year	(16,263)	(16,263)	0	0	0	0	(16,263)	0	0	0	0
Share-based compensation	2,652	2,652	0	0	2,652	0	0		0	0	0
Tax effect on the compensation of the share-based plan	45	45	0	0	0	0	45		0	0	0
Interest on shareholders' equity	(4,276)	(4,276)	0	0	0	0	0		(4,276)	0	0
Other comprehensive income for the year	9,620	9,620	0	0	0	0	0	0	0	9,620	0
Shareholders' contribution and distributions to shareholders
Constitution of retained earnings reserve	0	0	0	0	0	0	87,754		(87,754)	0	0
Legal reserve	0	0	0	0	0	4,947	0		(4,947)	0	0
Minimum mandatory dividends	(30,677)	(30,677)	0	0	0	0	0		(30,677)	0	0
Equity at end of the period at Dec. 31, 2020	198,460	198,460	68,968	0	6,764	13,793	95,515	0	0	13,420	0
Net profit for the year	125,957	125,957	0	0	0	0	0	0	125,957	0	0
Spin-off of the subsidiaries of Sensedia S.A. and CI&T IOT	(8,829)	(8,829)	(9,426)	0	597	0	0	0	0	0	0
Merger of Hoshin investment	108	108	0	0	108	0	0	0	0	0	0
Additional dividends of previous year	(95,368)	(95,368)	0	0	0	0	(95,368)	0	0	0	0
Shares exercised of executive officers	0	0	28,697	0	(28,697)	0	0	0	0	0	0
Share-based compensation	2,498	2,498	0	0	2,498	0	0	0	0	0	0
Tax effect on the compensation of the share-based plan	(147)	(147)	0	0	0	0	(147)	0	0	0	0
Interest on shareholders' equity	(6,288)	(6,288)	0	0	0	0	(6,288)	0	0	0	0
Other comprehensive income for the year	23,830	23,830	0	0	0	0	0	0	0	23,830	0
Corporate restructuring	0	0	(88,206)	0	95,711	(13,793)	6,288		0	0	0
Shareholders' contribution and distributions to shareholders
Capital contribution	3	3	3	0	0	0	0	0	0	0	0
Initial public offering proceeds, gross	915,947	915,947	0	915,947	0	0	0	0	0	0	0
Initial public offering costs, net of taxes	(66,876)	(66,876)	0	0	(66,876)	0	0	0	0	0	0
Constitution of retained earnings reserve	0	0	0	0	0	0	125,957	0	(125,957)	0	0
Equity at end of the period at Dec. 31, 2021	R$ 1,089,295	R$ 1,089,295	R$ 36	R$ 915,947	R$ 10,105	R$ 0	R$ 125,957	R$ 0	R$ 0	R$ 37,250	R$ 0